Share Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share Based Compensation
Note 3 - Share-Based Compensation
In January 2021, the Board of directors of the Company approved the grants of 285,498 options to employees, directors and consultants to purchase ordinary shares of the Company. The options were granted at an exercise price of $0.64 per share with a vesting period of three to four years.
During the
six-month
periods ended June 30, 2021 and 2020, the Company recorded net compensation expenses in respect of options granted to employees, directors and consultants of $1,048 thousand and $656 thousand, respectively.
As of June 30, 2021, there was $5.0 million of total unrecognized compensation cost related to non-vested
employees, directors and consultants’ options, granted under the Company’s equity remuneration plans. That cost is expected to be recognized over a weighted-average period of 1.9 years.
A summary of share option activity under the Company’s equity incentive plans and related information is as follows:

	Number of Options	Weighted average exercise price
Outstanding – January 1, 2021	9,166,762
Granted	285,498	$0.64
Forfeited	(45,120)	$0.61
Exercised	(43,519)	$0.62

Outstanding – June 30, 2021	9,363,621

The weighted average grant date fair value of employees, directors and consultants’ options granted during the six-month
period ended June 30, 2021 was $8.55.
The fair value of the options is measured at the grant date using the Black-Scholes Options-pricing model and the assumptions used to calculate the fair value of the options are as follows (see also note 10B to the Company’s annual financial statements):

January 2021 grants
Weighted average share price	$9.17
Exercise price	$0.64
Expected life of shares options (in years)	5.6 - 6.1
Expected volatility	40.8% - 41.1%
Risk-free interest rate	0.58% - 0.68%
Dividend yield	0%

Note 10—Share Based Compensation
A. Share Option Plan General
In February 2016, the Company adopted the 2016 Share Incentive Plan (the “2016 Plan”) for employees and consultants. Under the 2016 Plan, the Board of Directors (the “Board”) has the authority to grant share options to employees and consultants of the Company under varying Israel tax regimes or any other tax ruling provided by the tax authorities to the Company, as well as with respect to non-Israeli
residents pursuant to the applicable law in their respective country of residence. Each option entitles the holder to purchase one ordinary share with no par value.
On December 25, 2016, the Company adopted the 2016 U.S. Sub Plan, designated for U.S. persons.
As at December 31, 2020, the Company reserved 9,165,197 ordinary shares for issuance upon the exercise of options under the Company’s 2016 Share Award Plan and U.S.
Sub-Plan.
B. Share Based Compensation and Stock Option Grant Information
The following is a summary of the share based compensation activity and related information for the year ended December 31, 2020:

	Options outstanding		Option exercisable
Exercise price	Number outstanding at December 31, 2020	Weighted average remaining contractual life (in years)	Number exercisable at December 31, 2020
$0.06	4,439,630	5.63	4,417,316
$0.14	2,020,538	5.92	959,772
$0.46	119,812	6.83	97,343
$0.07	706,863	7.00	548,354
$0.47	95,789	7.23	65,831
$0.62	283,272	8.05	143,961
$1.59	30,644	8.43	13,407
$1.11	601,063	8.84	116,166
$0.93	16,753	9.36	—
$0.64	850,833	9.40	—

	9,165,197		6,362,150

B. Share Based Compensation and Stock Option Grant Information

The option allotments are as follows:

	Number of Options	Weighted average exercise price
Outstanding – January 1, 2019	10,378,925
Granted	1,141,392	$0.86
Forfeited	(296,533)	$0.17
Exercised	(420,372)	$0.07

Outstanding – December 31, 2019	10,803,412
Granted	1,349,997	$0.74
Forfeited	(1,454,707)	$0.48
Exercised	(1,533,505)	$0.09

Outstanding – December 31, 2020	9,165,197

Exercisable at end of period	6,362,150

The Company applies FASB ASC Topic 718 in respect of options granted to employees and consultants using the Black-Scholes Model and recorded net compensation expense in respect of options granted to employees of $2,010 thousand and $1,440 thousand for the years ended December 31, 2019 and 2020, respectively. The Company also recognized a tax benefit of $211 thousand and $23 thousand related to the share based compensation that was fully offset by a valuation allowance for the years ended December 31, 2019 and 2020, respectively. The compensation expense was based on the following parameters:

	Year ended December 31 2019	Year ended December 31 2020
Volatility	39.2%-39.5%	38.3%-41.1%
Risk-free interest rate	1.6%-2.6%	0.4%-1.6%
Expected dividends	0.0%	0.0%
Expected life (in years)	5.8-6.1	5.5-6.1